UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    July , 2008

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 90

Form 13F information table value total: $154,865,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,310       47,570 SH   SOLE              0   0   47,570
Abbott Labs                    COM      002824 10 0    2,718       51,330 SH   SOLE              0   0   51,330
Adobe Sys Inc	               COM      00724F 10 1    1,013       25,725 SH   SOLE              0   0   25,725
American Int'l Group           COM      026874 10 7      408       15,450 SH   SOLE              0   0   15,450
Amgen Inc.                     COM      031162 10 0    1,838       38,980 SH   SOLE              0   0   38,980
Anadarko Petroleum             COM      032511 10 7    1,435       19,175 SH   SOLE              0   0   19,175
Anheuser Busch Cos Inc         COM      035229 10 3    3,995       64,323 SH   SOLE              0   0   64,323
AT&T Corp                  COM NEW      00206R 10 2    3,767   	  111,824 SH   SOLE              0   0  111,824
Auto Data Processing In        COM      053015 10 3    2,386       56,945 SH   SOLE              0   0   56,945
Bank of America Corporation    COM      060505 10 4    1,084       45,452 SH   SOLE              0   0   45,452
Baxter Intl Inc                COM      071813 10 9    4,258       66,605 SH   SOLE              0   0   66,605
Becton Dickinson & Co          COM      075887 10 9    2,839	   34,921 SH   SOLE              0   0   34,921
Berkshire Hathaway Inc Del    CL B      084670 20 7      657          164 SH   SOLE              0   0      164
Boeing Co                      COM      097023 10 5    2,070       31,499 SH   SOLE              0   0   31,499
BP PLC               SPONSORED ADR      110889 40 9    4,241       60,965 SH   SOLE              0   0   60,965
Cadbury Schweppes PLC          ADR      127209 30 2    1,694       33,666 SH   SOLE              0   0   33,666
Chevron Corp New               COM      166764 10 0    5,887       59,390 SH   SOLE              0   0   59,390
Cisco Sys Inc                  COM      17275R 10 2    3,232      138,976 SH   SOLE              0   0  138,976
Citigroup Inc                  COM      172967 10 1      570       34,021 SH   SOLE              0   0   34,021
Citizens Communications Corp.  COM      17453B 10 1      982       86,615 SH   SOLE              0   0   86,615
Coca Cola Co                   COM      191216 10 0    2,170       41,751 SH   SOLE              0   0   41,751
ConocoPhillips                 COM      20825C 10 4    2,578       27,320 SH   SOLE              0   0   27,320
Corning Inc                    COM      219350 10 5    2,129       92,374 SH   SOLE              0   0   92,374
Costco Whsl Corp New           COM      22160Q 10 2    2,830       40,355 SH   SOLE              0   0   40,355
Disney Walt Co.                COM      254687 10 6    2,143       68,715 SH   SOLE              0   0   68,715
Dr Pepper Snapple Group        COM      26138E 10 9      669       31,895 SH   SOLE              0   0   31,895
EMC Corp Mass                  COM      268648 10 2    1,433       97,585 SH   SOLE              0   0   97,585
Ebay Inc                       COM      278642 10 3    1,095       40,075 SH   SOLE              0   0   40,075
Electronic Arts Inc            COM      285512 10 9    1,026       23,100 SH   SOLE              0   0   23,100
Emerson Elec Co                COM      291011 10 4    1,958       39,602 SH   SOLE              0   0   39,602
Exxon Mobil Corp               COM      30231G 10 2    4,588       52,067 SH   SOLE              0   0   52,067
Fifth Third Bancorp            COM      316773 10 0      111       10,950 SH   SOLE              0   0   10,950
Gannett Inc                    COM      364730 10 1      627       28,942 SH   SOLE              0   0   28,942
Genentech Inc New              COM      368710 40 6    1,995       26,290 SH   SOLE              0   0   26,290
General Electric Co            COM      369604 10 3    3,310      124,017 SH   SOLE              0   0  124,017
General Mills Inc.             COM      370334 10 4    1,325       21,817 SH   SOLE              0   0   21,817
Getty Images Inc.	       COM      374276 10 3      230        6,800 SH   SOLE              0   0    6,800
Google Inc.                  CL  A      38259P 50 8    1,738        3,303 SH   SOLE              0   0    3,303
Hain Celestial Group Inc       COM      405217 10 0      353       15,050 SH   SOLE              0   0   15,050
Hewlett-Packard Co             COM      428236 10 3    4,198       94,976 SH   SOLE              0   0   94,976
Home Depot Inc                 COM      437076 10 2    1,589       67,859 SH   SOLE              0   0   67,859
Hubbell Inc                  CL  A      443510 10 2    1,107       23,900 SH   SOLE              0   0   23,900
Hubbell Inc                  CL  B      443510 20 1      566       14,216 SH   SOLE              0   0   14,216
Hutton Tele Trust              COM      447900 10 1       69       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    5,316      247,507 SH   SOLE              0   0  247,507
Intl Business Machs            COM      459200 10 1    6,942       58,575 SH   SOLE              0   0   58,575
Intl Game Technolog            COM      459902 10 2      790       31,650 SH   SOLE              0   0   31,650
Johnson & Johnson              COM      478160 10 4    4,682       72,783 SH   SOLE              0   0   72,783
Liberty Media Entertainment    COM      53071M500        438       18,096 SH   SOLE              0   0   18,096
Liberty Media Interactive      COM      53071M 10 4      266       18,075 SH   SOLE              0   0   18,075
Lilly Eli & Co.                COM      532457 10 8    2,400       52,009 SH   SOLE              0   0   52,009
Masco Corp                     COM      574599 10 6      918       58,391 SH   SOLE              0   0   58,391
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,649       74,293 SH   SOLE              0   0   74,293
Medtronic Inc                  COM      585055 10 6    1,200       23,206 SH   SOLE              0   0   23,206
Merck & Co Inc                 COM      589331 10 7      849       22,537 SH   SOLE              0   0   22,537
Microsoft Corp                 COM      594918 10 4    3,295      119,781 SH   SOLE              0   0  119,781
Motorola Inc                   COM      620076 10 9      418       56,997 SH   SOLE              0   0   56,997
Mueller Water Products        CL A      624758 10 8      560       69,405 SH   SOLE              0   0   69,405
Mueller Water Products        CL B      624758 20 7      131       15,425 SH   SOLE              0   0   15,425
New York Times Co             CL A      650111 10 7      423       27,485 SH   SOLE              0   0   27,485
Nike Inc.                     CL B      654106 10 3    1,213       20,365 SH   SOLE              0   0   20,365
Oracle Corp		       COM      68389X 10 5      916       43,629 SH   SOLE              0   0   43,629
Pentair Inc.                   COM      709631 10 5    1,991       56,860 SH   SOLE              0   0   56,860
Pepsico Inc                    COM      713448 10 8    4,732       74,415 SH   SOLE              0   0   74,415
Pfizer Inc                     COM      717081 10 3    3,690      211,267 SH   SOLE              0   0  211,267
Procter & Gamble Co            COM      742718 10 9    4,272       70,265 SH   SOLE              0   0   70,265
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      582        7,125 SH   SOLE              0   0    7,125
Schlumberger Ltd               COM      806857 10 8    7,166       66,712 SH   SOLE              0   0   66,712
Snap On Inc                    COM      833034 10 1    1,219       23,440 SH   SOLE              0   0   23,440
Spectra Energy Corp            COM      847560 10 9    1,229       42,785 SH   SOLE              0   0   42,785
Starbucks Corp                 COM      855244 10 9    1,017       64,650 SH   SOLE              0   0   64,650
Sysco Corp                     COM      871829 10 7    2,095       76,186 SH   SOLE              0   0   76,186
Target Corp                    COM      87612e 10 6    2,849       61,296 SH   SOLE              0   0   61,296
Time Warner Inc                COM      887317 10 5    1,708      115,438 SH   SOLE              0   0  115,438
U S T Inc                      COM      902911 10 6      688       12,600 SH   SOLE              0   0   12,600
Union Pac Corp                 COM      907818 10 8    1,309       17,350 SH   SOLE              0   0   17,350
United Natural Foods Inc       COM      911163 10 3      327       16,825 SH   SOLE              0   0   16,825
United Parcel Service Inc      COM      911312 10 6    2,758       44,880 SH   SOLE              0   0   44,880
Verizon Communications         COM      92343v 10 4    2,440       68,948 SH   SOLE              0   0   68,948
Viacom Inc                    CL B      925524 30 8      314       10,313 SH   SOLE              0   0   10,313
Visa Inc                      CL A      92826C 83 9      715        8,800 SH   SOLE              0   0    8,800
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,909       64,815 SH   SOLE              0   0   64,815
Wal Mart Stores Inc            COM      931142 10 3    1,610       28,663 SH   SOLE              0   0   28,663
Walgreen Co.                   COM      931422 10 9    2,168       66,695 SH   SOLE              0   0   66,695
Watts Water Tech Inc.         CL A      942749 10 2    1,207       48,510 SH   SOLE              0   0   48,510
Wells Fargo & Co New           COM      949746 10 1    1,184       49,891 SH   SOLE              0   0   49,891
Wyeth                          COM	983024 10 0    3,903       81,388 SH   SOLE              0   0   81,388
Yahoo Inc                      COM      984332 10 6    1,033       50,045 SH   SOLE              0   0   50,045
Zimmer Hldgs Inc               COM      98956P 10 2    1,609       23,650 SH   SOLE              0   0   23,650
